Document And Entity Information	Jan. 12, 2024
Document Information [Line Items]
Entity, Registrant Name	PEOPLES FINANCIAL CORPORATION
Document, Type	8-K
Document, Period End Date	Jan. 12, 2024
Entity, Incorporation, State or Country Code	MS
Entity, File Number	001-12103
Entity, Tax Identification Number	64-0709834
Entity, Address, Address Line One	152 Lameuse Street
Entity, Address, City or Town	Biloxi
Entity, Address, State or Province	MS
Entity, Address, Postal Zip Code	39530
City Area Code	228
Local Phone Number	435-5511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000770460